Leases (Tables)	12 Months Ended
Mar. 29, 2014
Leases
Schedule of non-cancelable future minimum rental payments under operating leases

The following is a schedule by year of non-cancelable future minimum rental payments under operating leases as of March 29, 2014 (in thousands):

Fiscal year	Related party(1)	Other	Total

2015	$190	$19,442	$19,632
2016	195	16,626	16,821
2017	199	14,088	14,287
2018	101	12,272	12,373
2019	—	9,318	9,318
Thereafter	—	23,971	23,971

Total	$685	$95,717	$96,402

(1)    See Note 14 "Related party transactions".

Schedule of future minimum capital lease payments

As of March 29, 2014, future minimum capital lease payments are as follows (in thousands):

Fiscal year

2015	$61
2016	23
2017	4

Total minimum lease payments	88

Less: Amount representing interest	(4)

Present value of minimum lease payments	84
Less: Current portion	(61)

Long-term portion	$23

Schedule of long-term lease liabilities

	March 29, 2014	March 30, 2013

Above-market leases	$266	$412
Deferred rent—long-term	2,123	1,043
Long-term portion of capital lease obligation	23	45

Total other liabilities	$2,412	$1,500